Annual Total Returns - VIPMidCapPortfolio-InvestorPRO - VIPMidCapPortfolio-InvestorPRO - VIP Mid Cap Portfolio - VIP Mid Cap Portfolio - Investor Class	Apr. 30, 2025
Bar Chart Table:
Annual Return 2015	(1.47%)
Annual Return 2016	12.13%
Annual Return 2017	20.72%
Annual Return 2018	(14.60%)
Annual Return 2019	23.35%
Annual Return 2020	18.08%
Annual Return 2021	25.54%
Annual Return 2022	(14.83%)
Annual Return 2023	15.01%
Annual Return 2024	17.40%